                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Basil P. Regan
Address: c/o Regan Partners, L.P.
         6 East 43rd Street
         New York, NY 10017

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Basil P. Regan
Title:
Phone:   (212) 661-3442

Signature, Place, and Date of Signing:

    /s/ Basil P. Regan           New York, NY      May 17, 1999
    __________________           _______________   ______________
    [Signature]                  [City, State]     [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     1

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     $267,228
                                            [thousands]

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                                                   Form 13F INFORMATION TABLE
   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5              COLUMN 6       COLUMN 7     COLUMN 8
   ---------       --------      --------   --------         --------              ---------      --------     --------
                                                                                                               VOTING AUTHORITY
                   TITLE         CUSIP         MARKET      SHRS OR   SH/  PUT/   INVESTMENT      OTHER       (a)    (b)    (c)
NAME OF ISSUER    OF CLASS       NUMBER        VALUE (X1000)PRN AMT PRN  CALL   DISCRETION      MANAGERS    SOLE  SHARED  NONE
--------------    --------       ------        ------      -------   ---  ----   ----------      ------      ----  ------  ----
                                                                    <OB
AmeriCredit        Common       03060R101    50,813       3,871,500 SH           Sole                     3,871,500
GenRad             Common       372447102    57,969       4,032,600 SH           Sole                     4,032,600
Hanover Direct     Common       410783104   108,833      38,696,250 SH           Sole                    38,696,250
Medaphis           Common       584028104    11,645       4,839,700 SH           Sole                     4,839,700
NewsEdge           Common       65249Q106    37,515       4,287,400 SH           Sole                     4,287,400
Exabyte            Common       300615101       119          25,000 SH           Sole                        25,000
Intergraph         Common       458683109       334          50,000 SH           Sole                        50,000
                                TOTAL       267,228


































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